Events after the balance sheet date	6 Months Ended
Jun. 30, 2020
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Events after the balance sheet date
27. Events after the balance sheet date
On 7 July 2020, the company completed the tender offers of seven series of notes issued by Anheuser-Busch InBev NV/SA (ABISA), and Anheuser-Busch InBev Finance Inc. (ABIFI) and repurchased 3.0 billion US dollar aggregate principal amount of these notes. The total principal amount accepted in the tender offers is set out in the table below.

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)	Principal amount not redeemed (in million)
7 July 2020	ABISA	4.000% Notes due 2021	EUR	750	231	519
7 July 2020	ABISA	1.950% Notes due 2021	EUR	650	123	527
7 July 2020	ABISA	0.875% Notes due 2022	EUR	2 000	356	1 644
7 July 2020	ABISA	0.800% Notes due 2023	EUR	1 000	356	644
7 July 2020	ABIFI	Floating Rate Notes due 2021	USD	311	129	182
7 July 2020	ABIFI	2.625% Notes due 2023	USD	643	167	476
7 July 2020	ABIFI	3.300% Notes due 2023	USD	2 799	1 467	1 332
On 13 July 2020, the company announced that its wholly-owned subsidiaries Anheuser-Busch InBev Worldwide Inc (ABIWW), Anheuser-Busch InBev Finance Inc. (ABIFI) and Anheuser-Busch North American Holding Corporation (“ABNA”)
we
re exercising their options to redeem the outstanding principal amount indicated in the table below of the following series of notes.

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
12 August 2020	ABIWW	2.500% Notes due 2022	USD	454	454
12 August 2020	ABIWW	4.375% Notes due 2021	USD	285	285
29 July 2020	ABIWW	3.250% Notes due 2022	AUD	550	550
12 August 2020	ABIFI	3.375% Notes due 2023	CAD	600	600
12 August 2020	ABNA	3.750% Notes due 2022	USD	150	150